Short-term Investment And Investments Under Fair Value - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2023 CNY (¥)	Feb. 28, 2023 USD ($)	Feb. 28, 2022 CNY (¥)	Feb. 28, 2021 CNY (¥)
Investments [Abstract]
Fair value change of investments	¥ 1,927	$ 278	¥ 1,106	¥ (2,148)